Vessel Operating Costs	12 Months Ended
Dec. 31, 2022
Vessel Operating Costs
Vessel Operating Costs

12. Vessel Operating Costs

An analysis of vessel operating costs is as follows:

	For the year ended
	December 31,
	2020	2021	2022
Crew costs	36,881	38,768	40,019
Technical maintenance expenses	21,295	19,342	16,030
Other operating expenses	16,622	17,223	16,314
Total	74,798	75,333	72,363